UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2009
                                                       -----------------
        Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

      Name:                 Thomas W. Smith
                            ----------------------------------------------------
      Address:              323 Railroad Avenue    Greenwich    CT         06830
                            ----------------------------------------------------
                            (Street)               (City)       (State)    (Zip)

      Form 13F File Number: 028-04481

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:                 Thomas W. Smith
      Title:                Investment Manager
      Phone:                203-661-1200

Signature, Place, and Date of Signing:

      /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

      Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

      February 16, 2010
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:

      Number of Other Included Managers:      2
                                              --------

      Form 13F Information Table Entry Total: 37
                                              --------

      Form 13F Information Table Value Total: $771,736 (thousands)
                                              --------

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE REPORTING PERSON'S FORM 13F FILED ON AUGUST 14, 2009 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2009.

List of Other Included Managers:

No.   Form 13F File No.:    Name:
---   ------------------    -----

01    028-10290             Scott J. Vassalluzzo
02    028-13257             Steven M. Fischer

                           FORM 13F INFORMATION TABLE

                                                                   VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT PRN CALL DSCRETN MANAGERS    SOLE   SHARED  NONE
           --------------            --------------     -----    --------   ------- --- ---- ------- --------    ----   ------  ----
ACI WORLDWIDE, INC.                    COMMON STOCK     4498101   14,813    863,723  SH       Other   01, 02    863,723
ALLIANCE DATA SYSTEMS CORP.            COMMON STOCK   018581108    4,240     65,650  SH        Sole        -     65,650
ALLIANCE DATA SYSTEMS CORP.            COMMON STOCK   018581108   58,625    907,650  SH       Other   01, 02    907,650
BLACKROCK CORPORATE HIGH YIELD
FUND III, INC.                         COMMON STOCK   09255M104      113     17,850  SH        Sole        -     17,850
BOARDWALK PIPELINE PARTNERS, LLP       COMMON STOCK   096627104    2,961     98,600  SH        Sole        -     98,600
CEDAR FAIR LP                        DEPOSITORY UNIT  150185106      716     62,750  SH        Sole        -     62,750
COPART, INC.                           COMMON STOCK   217204106   14,407    393,408  SH        Sole        -    393,408
COPART, INC.                           COMMON STOCK   217204106   63,170  1,725,018  SH       Other   01, 02  1,725,018
CREDIT ACCEPTANCE CORP.                COMMON STOCK   225310101   14,152    336,155  SH        Sole        -    336,155
CREDIT ACCEPTANCE CORP.                COMMON STOCK   225310101  171,493  4,073,462  SH       Other   01, 02  4,073,462
DEALERTRACK HOLDINGS, INC.             COMMON STOCK   242309102    4,143    220,504  SH       Other   01, 02    220,504
IRON MOUNTAIN, INC.                    COMMON STOCK   462846106    2,981    130,961  SH        Sole        -    130,961
IRON MOUNTAIN, INC.                    COMMON STOCK   462846106   22,045    968,601  SH       Other   01, 02    968,601
LIFE TIME FITNESS, INC.                COMMON STOCK   53217R207    3,312    132,867  SH        Sole        -    132,867
LIFE TIME FITNESS, INC.                COMMON STOCK   53217R207   23,687    950,150  SH       Other   01, 02    950,150
MARKET LEADER, INC.                    COMMON STOCK   44183Y102      180     85,530  SH        Sole        -     85,530
MARKET LEADER, INC.                    COMMON STOCK   44183Y102    1,368    648,431  SH       Other   01, 02    648,431
MOBILE MINI, INC.                      COMMON STOCK   60740F105    4,299    305,079  SH        Sole        -    305,079
MOBILE MINI, INC.                      COMMON STOCK   60740F105   31,675  2,248,019  SH       Other   01, 02  2,248,019
NEUSTAR INC.                           COMMON STOCK   629906108    2,639    114,560  SH        Sole        -    114,560
NEUSTAR INC.                           COMMON STOCK   629906108   21,876    949,500  SH       Other   01, 02    949,500
PRE-PAID LEGAL SERVICES, INC.          COMMON STOCK   740065107    7,119    173,300  SH        Sole        -    173,300
PRE-PAID LEGAL SERVICES, INC.          COMMON STOCK   740065107   66,115  1,609,415  SH       Other   01, 02  1,609,415
POOL CORPORATION                       COMMON STOCK   73278L105    3,414    178,908  SH        Sole        -    178,908
SEI INVESTMENTS CO                     COMMON STOCK   784117103   46,364  2,646,356  SH       Other   01, 02  2,646,356
STAPLES INC.                           COMMON STOCK   855030102      676     27,500  SH        Sole        -     27,500
SUPPORT.COM, INC.                      COMMON STOCK   86858W101    4,554  1,725,000  SH       Other   01, 02  1,725,000
SYSTEMAX INC.                          COMMON STOCK   871851101    1,896    120,700  SH        Sole        -    120,700
SYSTEMAX INC.                          COMMON STOCK   871851101   33,916  2,158,861  SH       Other   01, 02  2,158,861
TICKETMASTER ENTERTAINMENT, INC.       COMMON STOCK   88633P302   16,227  1,327,927  SH       Other   01, 02  1,327,927
TRACTOR SUPPLY CO.                     COMMON STOCK   892356106    4,324     81,631  SH        Sole        -     81,631
TRACTOR SUPPLY CO.                     COMMON STOCK   892356106   36,198    683,359  SH       Other   01, 02    683,359
U.S. AUTO PARTS NETWORK, INC.          COMMON STOCK   90343C100    7,480  1,438,399  SH       Other   01, 02  1,438,399
W HOLDING COMPANY INC.                 COMMON STOCK   929251106      528     23,029  SH        Sole        -     23,029
W HOLDING COMPANY INC.                 COMMON STOCK   929251106    3,385    147,562  SH       Other   01, 02    147,562
WORLD ACCEPTANCE CORP.                 COMMON STOCK   981419104    6,175    172,338  SH        Sole        -    172,338
WORLD ACCEPTANCE CORP.                 COMMON STOCK   981419104   70,468  1,966,741  SH       Other   01, 02  1,966,741